Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.08%
Australia–1.78%
Northern Star Resources Ltd.	1,135,940	$6,307,225
Santos Ltd.	2,240,028	11,532,160
		17,839,385
Canada–5.62%
Agnico Eagle Mines Ltd.	320,131	13,762,432
Dollarama, Inc.	320,781	19,441,501
Enbridge, Inc.	337,255	15,152,867
Franco-Nevada Corp.	13,085	1,674,618
Nutrien Ltd.	71,823	6,152,358
		56,183,776
China–1.90%
Alibaba Group Holding Ltd.(a)	322,900	3,648,163
Baidu, Inc., A Shares(a)	433,000	7,414,807
Tencent Holdings Ltd.	201,000	7,906,892
		18,969,862
Denmark–5.18%
Carlsberg A/S, Class B	165,370	21,416,394
DSV A/S	53,047	8,916,423
Novo Nordisk A/S, Class B	182,351	21,445,920
		51,778,737
France–15.31%
Air Liquide S.A.	210,649	29,031,932
Airbus SE	164,316	17,768,770
Edenred	79,158	4,068,627
Eramet S.A.	92,052	9,751,273
Kering S.A.	12,062	6,920,799
L’Oreal S.A.	16,303	6,157,967
LVMH Moet Hennessy Louis Vuitton SE	19,033	13,239,484
Pernod Ricard S.A.	51,864	10,207,372
Societe Generale S.A.	1,025,685	23,000,874
Veolia Environnement S.A.	484,173	12,143,449
Vinci S.A.	175,597	16,851,981
Worldline S.A.(a)(b)	91,044	4,030,519
		153,173,047
Germany–3.99%
adidas AG	35,589	6,107,747
Bayer AG	130,593	7,610,544
Infineon Technologies AG	361,046	9,805,923
Puma SE	116,729	7,837,005
SAP SE	34,165	3,166,666
Siemens AG	48,822	5,420,767
		39,948,652
Ireland–0.86%
Flutter Entertainment PLC(a)	85,296	8,569,878
Japan–18.20%
Asahi Group Holdings Ltd.	436,700	15,147,708
Bandai Namco Holdings, Inc.	140,700	10,994,762
Disco Corp.	34,500	8,387,157
FUJIFILM Holdings Corp.	144,500	8,253,133
Shares		Value
Japan–(continued)
Hitachi Ltd.	293,200	$14,878,075
Inpex Corp.	1,669,800	19,124,932
Konami Holdings Corp.	199,900	11,807,125
Marubeni Corp.	655,800	6,109,115
MISUMI Group, Inc.	267,000	6,666,409
Nidec Corp.	108,500	7,548,344
Recruit Holdings Co. Ltd.	245,700	9,228,284
Renesas Electronics Corp.(a)	857,000	8,256,436
Sekisui House Ltd.	1,095,800	19,453,683
Seven & i Holdings Co. Ltd.	266,800	10,899,361
Shimano, Inc.	37,600	6,353,263
Sony Group Corp.	144,600	12,377,739
TDK Corp.	207,100	6,528,543
		182,014,069
Netherlands–4.99%
Akzo Nobel N.V.	56,177	3,788,667
ING Groep N.V.	1,247,559	12,124,294
Shell PLC, ADR	322,551	17,217,772
Universal Music Group N.V.	737,915	16,761,330
		49,892,063
New Zealand–2.74%
Spark New Zealand Ltd.	8,509,774	27,379,781
Norway–1.12%
Var Energi ASA	2,790,907	11,169,999
Singapore–0.71%
STMicroelectronics N.V., New York Shares(c)	188,352	7,146,075
South Africa–0.88%
Anglo American PLC	243,112	8,781,404
South Korea–2.35%
Korea Zinc Co. Ltd.	26,519	9,744,944
NAVER Corp.	42,180	8,456,973
S-Oil Corp.	74,240	5,276,860
		23,478,777
Spain–2.34%
Amadeus IT Group S.A.(a)	173,337	10,114,103
Repsol S.A.(a)	1,062,233	13,250,616
		23,364,719
Sweden–2.33%
Swedish Match AB	2,226,719	23,326,718
Switzerland–1.95%
Alcon, Inc.	147,022	11,480,948
Cie Financiere Richemont S.A.	65,307	7,901,316
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	138,702	100,546
		19,482,810
United Kingdom–11.55%
Ashtead Group PLC	210,541	11,871,538

See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Shares		Value
United Kingdom–(continued)
BP PLC	2,764,194	$13,539,603
Coca-Cola Europacific Partners PLC	210,169	11,374,346
Diageo PLC	173,713	8,256,659
Entain PLC(a)	332,247	4,885,140
Lloyds Banking Group PLC	31,685,054	17,572,784
London Stock Exchange Group PLC	88,729	8,659,258
Next PLC	64,917	5,409,208
Rentokil Initial PLC	1,895,362	12,535,070
Unilever PLC	162,372	7,909,014
Vodafone Group PLC	9,177,311	13,539,678
		115,552,298
United States–5.28%
Las Vegas Sands Corp.(a)	162,917	6,140,342
Medtronic PLC	126,048	11,661,961
Oracle Corp.	131,800	8,213,811
Philip Morris International, Inc.	165,128	16,042,185
QUALCOMM, Inc.	74,440	10,798,266
		52,856,565
Total Common Stocks & Other Equity Interests (Cost $868,050,199)		890,908,615
Money Market Funds–12.38%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	43,498,007	43,498,007
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	30,553,767	$30,553,767
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	49,712,007	49,712,007
Total Money Market Funds (Cost $123,758,976)		123,763,781
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.46% (Cost $991,809,175)		1,014,672,396
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.50%
Invesco Private Government Fund, 1.77%(d)(e)(f)	1,414,045	1,414,045
Invesco Private Prime Fund, 1.89%(d)(e)(f)	3,636,117	3,636,117
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,050,162)		5,050,162
TOTAL INVESTMENTS IN SECURITIES—101.96% (Cost $996,859,337)		1,019,722,558
OTHER ASSETS LESS LIABILITIES–(1.96)%		(19,644,078)
NET ASSETS–100.00%		$1,000,078,480
Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,601,716	$287,262,777	$(256,366,486)	$-	$-	$43,498,007	$62,506
Invesco Liquid Assets Portfolio, Institutional Class	8,486,409	205,187,698	(183,118,919)	5,154	(6,575)	30,553,767	90,428
Invesco Treasury Portfolio, Institutional Class	14,401,962	328,300,316	(292,990,270)	(1)	-	49,712,007	133,103
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,735,061	(1,321,016)	-	-	1,414,045	336*
Invesco Private Prime Fund	-	7,033,015	(3,396,898)	-	-	3,636,117	926*
Total	$35,490,087	$830,518,867	$(737,193,589)	$5,153	$(6,575)	$128,813,943	$287,299

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/01/2022	Bank of America, N.A.	JPY	14,111,600,875	USD	109,136,841	$3,083,520
09/01/2022	Bank of America, N.A.	USD	57,616,078	JPY	7,802,542,123	1,022,592
09/01/2022	Royal Bank of Canada	USD	28,599,868	JPY	3,895,422,078	675,510
Subtotal—Appreciation						4,781,622
Currency Risk
09/01/2022	Barclays Bank PLC	JPY	4,642,163,763	USD	34,249,792	(637,595)
09/01/2022	Barclays Bank PLC	USD	53,429,152	JPY	7,055,800,437	(402,492)
Subtotal—Depreciation						(1,040,087)
Total Forward Foreign Currency Contracts						$3,741,535

Abbreviations:
JPY	– Japanese Yen
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$17,839,385	$—	$17,839,385
Canada	56,183,776	—	—	56,183,776
China	—	18,969,862	—	18,969,862
Denmark	—	51,778,737	—	51,778,737
France	—	153,173,047	—	153,173,047
Germany	—	39,948,652	—	39,948,652
Ireland	—	8,569,878	—	8,569,878
Japan	—	182,014,069	—	182,014,069
Netherlands	17,217,772	32,674,291	—	49,892,063
New Zealand	—	27,379,781	—	27,379,781
Norway	—	11,169,999	—	11,169,999
Singapore	7,146,075	—	—	7,146,075
South Africa	—	8,781,404	—	8,781,404
South Korea	—	23,478,777	—	23,478,777
Spain	—	23,364,719	—	23,364,719
Sweden	—	23,326,718	—	23,326,718
Switzerland	11,581,494	7,901,316	—	19,482,810
United Kingdom	11,374,346	104,177,952	—	115,552,298
United States	44,642,754	8,213,811	—	52,856,565
Money Market Funds	123,763,781	5,050,162	—	128,813,943
Total Investments in Securities	271,909,998	747,812,560	—	1,019,722,558
Other Investments - Assets*
Forward Foreign Currency Contracts	—	4,781,622	—	4,781,622
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,040,087)	—	(1,040,087)
Total Other Investments	—	3,741,535	—	3,741,535
Total Investments	$271,909,998	$751,554,095	$—	$1,023,464,093

*	Unrealized appreciation (depreciation).
Invesco International Equity Fund